Chapter 11 Reorganization (Liabilities Subject to Compromise Long-Term Debt) (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Debt Instrument [Line Items]
Liabilities Subject to Compromise, Debt and Accrued Interest	$ 1,198	$ 1,198	$ 2,482
Secured Variable And Fixed Rate Indebtedness Due Through 2023
Debt Instrument [Line Items]
Liabilities Subject to Compromise, Debt and Accrued Interest	172	172	1,456
Effective interest rate percentage - minimum	1.00%	1.00%
Effective interest rate percentage - maximum	13.00%	13.00%
Debt instrument maturity year	Dec. 31, 2023	Dec. 31, 2023
6.00% - 8.50% Special Facility Revenue Bonds Due Through 2036
Debt Instrument [Line Items]
Liabilities Subject to Compromise, Debt and Accrued Interest	186	186	186
Percentage of debt instrument interest rate - minimum	6.00%	6.00%
Percentage of debt instrument interest rate - maximum	8.50%	8.50%
Debt instrument maturity year	Dec. 31, 2036	Dec. 31, 2036
6.25% Senior Convertible Notes Due 2014
Debt Instrument [Line Items]
Liabilities Subject to Compromise, Debt and Accrued Interest	460	460	460
Percentage of debt instrument, interest rate	6.25%	6.25%
Debt instrument maturity year	Dec. 31, 2014	Dec. 31, 2014
9.00% - 10.20% Debentures Due Through 2021
Debt Instrument [Line Items]
Liabilities Subject to Compromise, Debt and Accrued Interest	214	214	214
Percentage of debt instrument interest rate - minimum	9.00%	9.00%
Percentage of debt instrument interest rate - maximum	10.20%	10.20%
Debt instrument maturity year	Dec. 31, 2021	Dec. 31, 2021
7.88% - 10.55% Notes Due Through 2039
Debt Instrument [Line Items]
Liabilities Subject to Compromise, Debt and Accrued Interest	$ 166	$ 166	$ 166
Percentage of debt instrument interest rate - minimum	7.88%	7.88%
Percentage of debt instrument interest rate - maximum	10.55%	10.55%
Debt instrument maturity year	Dec. 31, 2039	Dec. 31, 2039